UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21132

Investment Company Act File Number

Short-Term U.S. Government Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Short-Term U.S. Government Portfolio

January 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 17.3%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
1.979%, (COF + 1.25%), with maturity at 2018(1)	$5	$4,752
1.987%, (COF + 1.25%), with maturity at 2025(1)	147	147,776
2.558%, (COF + 1.913%), with maturity at 2022(1)	15	14,599
2.80%, (1 yr. CMT + 1.975%), with maturity at 2034(1)	3,018	3,136,788
2.856%, (COF + 1.25%), with maturity at 2035(1)	1,535	1,583,172
2.872%, (COF + 2.233%), with maturity at 2025(1)	382	394,126
3.12%, (1 yr. CMT + 2.122%), with maturity at 2020(1)	13	12,691
3.236%, (1 yr. CMT + 2.232%), with maturity at 2036(1)	2,161	2,278,387
3.269%, (1 yr. CMT + 2.238%), with maturity at 2038(1)	2,027	2,135,791
3.308%, (1 yr. CMT + 2.259%), with maturity at 2035(1)	5,428	5,722,347
3.335%, (1 yr. CMT + 2.29%), with maturity at 2023(1)	385	389,524
3.369%, (COF + 1.25%), with maturity at 2032(1)	340	338,823
3.397%, (1 yr. CMT + 2.331%), with maturity at 2036(1)	2,318	2,451,067
3.606%, (COF + 1.25%), with maturity at 2029(1)	112	110,899
3.79%, (COF + 1.25%), with maturity at 2034(1)	139	147,507
4.052%, (COF + 2.28%), with maturity at 2037(1)	1,682	1,767,282
4.193%, (1 yr. CMT + 2.515%), with maturity at 2032(1)	349	357,180
4.408%, (COF + 1.25%), with maturity at 2030(1)	462	493,348
4.50%, with various maturities to 2035	990	1,038,622
4.678%, (COF + 1.25%), with maturity at 2033(1)	1,893	1,975,390
5.00%, with various maturities to 2018	88	89,073
5.50%, with maturity at 2018	1	550
6.00%, with maturity at 2029	287	317,160
7.00%, with various maturities to 2035	641	724,487
8.00%, with various maturities to 2025	5	5,706

		$25,637,047

Federal National Mortgage Association:
1.979%, (COF + 1.25%), with maturity at 2033(1)	$337	$340,382
1.987%, (COF + 1.25%), with various maturities to 2037(1)	615	620,470
2.135%, (COF + 1.25%), with maturity at 2038(1)	321	323,667
2.481%, (COF + 1.25%), with maturity at 2020(1)	43	43,071
2.528%, (COF + 1.787%), with maturity at 2029(1)	5	4,822
2.70%, (COF + 1.252%), with maturity at 2036(1)	168	165,150
2.775%, (COF + 2.094%), with maturity at 2030(1)	340	347,347
2.784%, (COF + 2.146%), with maturity at 2030(1)	38	38,576
2.971%, (COF + 2.282%), with maturity at 2021(1)	84	84,030
3.134%, (COF + 1.25%), with maturity at 2036(1)	466	464,891
3.149%, (COF + 1.25%), with maturity at 2034(1)	1,431	1,483,654
3.197%, (1 yr. CMT + 2.138%), with maturity at 2031(1)	1,396	1,437,681
3.248%, (1 yr. CMT + 2.132%), with maturity at 2033(1)	626	657,643
3.264%, (1 yr. CMT + 2.145%), with maturity at 2040(1)	641	671,257
3.276%, (1 yr. CMT + 2.201%), with maturity at 2039(1)	3,259	3,437,149

Security	Principal Amount (000’s omitted)	Value
3.293%, (1 yr. CMT + 2.173%), with maturity at 2036(1)	$565	$595,001
3.296%, (1 yr. CMT + 2.154%), with maturity at 2037(1)	1,790	1,873,747
3.42%, (1 yr. CMT + 2.249%), with maturity at 2033(1)	4,789	5,021,871
3.458%, (1 yr. USD LIBOR + 1.75%), with maturity at 2035(1)	1,639	1,717,746
3.48%, (1 yr. CMT + 2.463%), with maturity at 2019(1)	104	104,635
3.501%, (1 yr. CMT + 2.426%), with maturity at 2038(1)	943	994,210
3.546%, (COF + 1.25%), with maturity at 2034(1)	2,219	2,333,414
3.55%, (1 yr. USD LIBOR + 1.80%), with maturity at 2034(1)	861	903,687
3.586%, (COF + 2.35%), with maturity at 2026(1)	548	574,163
3.691%, (COF + 1.25%), with maturity at 2035(1)	736	770,950
3.747%, (COF + 1.788%), with maturity at 2036(1)	1,252	1,334,549
3.806%, (COF + 1.252%), with maturity at 2036(1)	116	118,851
3.808%, (COF + 1.78%), with maturity at 2035(1)	603	642,840
3.92%, (COF + 1.25%), with maturity at 2034(1)	1,341	1,404,280
3.934%, (COF + 1.851%), with maturity at 2021(1)	140	142,284
3.987%, (COF + 1.852%), with maturity at 2021(1)	77	77,582
4.042%, (COF + 1.74%), with maturity at 2035(1)	953	996,604
4.107%, (COF + 1.25%), with maturity at 2033(1)	517	542,845
4.203%, (COF + 1.806%), with maturity at 2034(1)	475	506,598
4.665%, (COF + 1.493%), with maturity at 2029(1)	759	809,818
4.743%, (COF + 1.87%), with maturity at 2034(1)	773	809,126
4.871%, (COF + 1.736%), with maturity at 2034(1)	397	423,289
5.00%, with various maturities to 2019	190	191,869
6.00%, with various maturities to 2031	449	493,186
6.322%, (COF + 2.00%, Floor 6.32%), with maturity at 2032(1)	184	198,971
6.50%, with maturity at 2036	4,395	4,865,430
7.00%, with various maturities to 2035	3,484	4,003,137
8.00%, with maturity at 2034	581	657,491

		$43,227,964

Government National Mortgage Association:
2.25%, (1 yr. CMT + 1.50%), with various maturities to 2027(1)	$393	$400,076
4.50%, with maturity at 2047	11,879	12,471,242
5.00%, with various maturities to 2047	18,926	20,023,088
8.25%, with maturity at 2020	21	21,729

		$32,916,135

Total Mortgage Pass-Throughs (identified cost $101,641,117)		$101,781,146

Collateralized Mortgage Obligations — 77.1%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 213, (Principal Only), Class PO, 0.00%, 6/1/31(2)	$3,231	$2,880,830
Series 239, (Principal Only), Class PO, 0.00%, 8/15/36(2)	1,578	1,368,413
Series 246, (Principal Only), Class PO, 0.00%, 5/15/37(2)	3,588	3,279,370
Series 1395, Class F, 1.396%, (COF + 0.65%), 10/15/22(3)	18	17,789
Series 2135, Class JZ, 6.00%, 3/15/29	924	1,012,551

Security	Principal Amount (000’s omitted)	Value
Series 3030, (Interest Only), Class SL, 4.541%, (6.10% - 1 mo. USD LIBOR), 9/15/35(4)(5)	$3,142	$486,167
Series 3072, (Principal Only), Class WO, 0.00%, 11/15/35(2)	1,425	1,235,854
Series 3114, (Interest Only), Class TS, 5.091%, (6.65% - 1 mo. USD LIBOR), 9/15/30(4)(5)	7,359	876,209
Series 3339, (Interest Only), Class JI, 5.031%, (6.59% - 1 mo. USD LIBOR), 7/15/37(4)(5)	2,493	403,541
Series 3342, (Principal Only), Class KO, 0.00%, 7/15/37(2)	451	409,597
Series 3476, (Principal Only), Class PO, 0.00%, 7/15/38(2)	868	765,467
Series 3862, (Principal Only), Class PO, 0.00%, 5/15/41(2)	1,489	1,288,340
Series 3866, Class DF, 3.01%, (1 mo. USD LIBOR + 1.45%), 5/15/41(3)	2,325	2,382,835
Series 3872, (Interest Only), Class NI, 5.50%, 12/15/21(4)	2,704	164,132
Series 4088, (Interest Only), Class EI, 3.50%, 9/15/41(4)	4,049	627,288
Series 4094, (Interest Only), Class CS, 4.441%, (6.00% - 1 mo. USD LIBOR), 8/15/42(4)(5)	4,692	837,084
Series 4109, (Interest Only), Class SA, 4.641%, (6.20% - 1 mo. USD LIBOR), 9/15/32(4)(5)	3,386	549,424
Series 4177, Class MP, 2.50%, 3/15/43	785	729,023
Series 4204, Class AF, 2.568%, (1 mo. USD LIBOR + 1.00%), 5/15/43(3)	2,855	2,842,795
Series 4212, (Interest Only), Class SA, 4.641%, (6.20% - 1 mo. USD LIBOR), 7/15/38(4)(5)	8,288	778,456
Series 4299, Class JG, 2.50%, 7/15/43	5,665	5,605,274
Series 4337, Class YT, 3.50%, 4/15/49	2,762	2,747,758
Series 4385, Class SC, 5.675%, (9.333% - 1 mo. USD LIBOR x 2.333), 9/15/44(5)	119	104,063
Series 4389, Class CA, 3.00%, 9/15/44	6,951	6,881,893
Series 4407, Class LN, 5.667%, (9.32% - 1 mo. USD LIBOR x 2.33), 12/15/43(5)	84	77,636
Series 4452, (Interest Only), Class SP, 4.641%, (6.20% - 1 mo. USD LIBOR), 10/15/43(4)(5)	5,177	736,978
Series 4495, Class JA, 3.50%, 5/15/45	2,774	2,778,710
Series 4497, (Interest Only), Class CS, 4.641%, (6.20% - 1 mo. USD LIBOR), 9/15/44(4)(5)	3,770	732,746
Series 4507, (Interest Only), Class EI, 4.00%, 8/15/44(4)	12,174	2,225,974
Series 4507, (Interest Only), Class MI, 3.50%, 8/15/44(4)	4,961	864,991
Series 4549, (Interest Only), Class DS, 4.341%, (5.90% - 1 mo. USD LIBOR), 8/15/45(4)(5)	9,341	1,695,507
Series 4584, Class PM, 3.00%, 5/15/46	3,086	3,102,583
Series 4594, Class FM, 2.568%, (1 mo. USD LIBOR + 1.00%), 6/15/46(3)	1,884	1,894,017
Series 4594, Class GT, 4.00%, (13.50% - 1 mo. USD LIBOR x 3.00, Cap 4.00%), 7/15/43(5)	2,783	2,545,585
Series 4608, Class TV, 3.50%, 1/15/55	2,853	2,827,878
Series 4619, Class KF, 2.318%, (1 mo. USD LIBOR + 0.75%), 6/15/39(3)	2,019	1,981,044
Series 4631, Class KF, 2.568%, (1 mo. USD LIBOR + 1.00%), 10/15/46(3)	2,223	2,239,666
Series 4637, Class CU, 3.00%, 8/15/44	2,048	1,943,863
Series 4637, (Interest Only), Class IP, 3.50%, 4/15/44(4)	3,577	559,130
Series 4637, Class QF, 2.568%, (1 mo. USD LIBOR + 1.00%), 4/15/44(3)	831	836,356
Series 4639, Class KF, 2.868%, (1 mo. USD LIBOR + 1.30%), 12/15/44(3)	12,193	12,351,222
Series 4645, Class CF, 2.568%, (1 mo. USD LIBOR + 1.00%), 3/15/44(3)	13,291	13,432,320
Series 4648, Class WF, 2.568%, (1 mo. USD LIBOR + 1.00%), 1/15/47(3)	1,581	1,594,824
Series 4653, (Interest Only), Class PI, 3.50%, 7/15/44(4)	4,424	668,703
Series 4672, (Interest Only), Class LI, 3.50%, 1/15/43(4)	4,374	638,418
Series 4676, (Interest Only), Class DI, 4.00%, 7/15/44(4)	6,719	1,111,108
Series 4678, Class PC, 3.00%, 1/15/46	8,896	8,876,534

Security	Principal Amount (000’s omitted)	Value
Series 4681, Class JZ, 2.50%, 5/15/47	$1,293	$1,227,208
Series 4681, Class MF, 2.568%, (1 mo. USD LIBOR + 1.00%), 5/15/47(3)	3,021	3,023,571
Series 4695, Class CA, 3.00%, 10/15/41	5,218	4,932,777
Series 4700, Class UF, 2.568%, (1 mo. USD LIBOR + 1.00%), 4/15/47(3)	8,126	8,122,359
Series 4703, Class TZ, 4.00%, 7/15/47	342	339,244
Series 4717, Class PF, 2.56%, (1 mo. USD LIBOR + 1.00%), 8/15/47(3)	13,904	13,879,546
Series 4731, Class FQ, 2.568%, (1 mo. USD LIBOR + 1.00%), 11/15/47(3)	4,015	3,999,154
Series 4735, Class F, 2.568%, (1 mo. USD LIBOR + 1.00%), 12/15/47(3)	10,055	9,991,820
Series 4746, Class CZ, 4.00%, 11/15/47	2,455	2,418,848
Series 4749, Class HF, 2.568%, (1 mo. USD LIBOR + 1.00%), 1/15/48(3)	9,742	9,667,290
Series 4749, (Interest Only), Class IL, 4.00%, 12/15/47(4)	5,969	1,369,368
Series 4751, Class ZC, 4.00%, 11/15/47	1,971	1,949,323
Series 4754, Class FJ, 2.556%, (1 mo. USD LIBOR + 1.00%), 4/15/44(3)	10,000	10,000,000
Series 4754, Class FK, 2.553%, (1 mo. USD LIBOR + 1.00%), 1/15/54(3)	16,236	16,235,820

		$191,146,274

Federal National Mortgage Association:
Series G93-17, Class FA, 2.561%, (1 mo. USD LIBOR + 1.00%), 4/25/23(3)	$48	$48,121
Series G93-36, Class ZQ, 6.50%, 12/25/23	225	241,295
Series G97-4, Class FA, 2.36%, (1 mo. USD LIBOR + 0.80%), 6/17/27(3)	243	244,896
Series 296, (Interest Only), Class 2, 8.00%, 4/25/24(4)	581	81,227
Series 379, (Principal Only), Class 1, 0.00%, 5/25/37(2)	3,634	3,214,129
Series 380, (Principal Only), Class 1, 0.00%, 7/25/37(2)	795	695,492
Series 1993-203, Class PL, 6.50%, 10/25/23	222	238,639
Series 1994-14, Class F, 2.346%, (COF + 1.60%), 10/25/23(3)	221	224,501
Series 2001-4, Class GA, 9.235%, 4/17/25(6)	16	17,569
Series 2004-60, (Interest Only), Class SW, 5.489%, (7.05% - 1 mo. USD LIBOR), 4/25/34(4)(5)	3,774	545,334
Series 2005-68, (Interest Only), Class XI, 6.00%, 8/25/35(4)	3,163	897,358
Series 2006-65, (Interest Only), Class PS, 5.659%, (7.22% - 1 mo. USD LIBOR), 7/25/36(4)(5)	2,141	394,916
Series 2007-17, (Principal Only), Class PO, 0.00%, 3/25/37(2)	629	554,224
Series 2007-99, (Interest Only), Class SD, 4.839%, (6.40% - 1 mo. USD LIBOR), 10/25/37(4)(5)	3,386	530,877
Series 2007-102, (Interest Only), Class ST, 4.879%, (6.44% - 1 mo. USD LIBOR), 11/25/37(4)(5)	1,722	270,117
Series 2009-48, Class WA, 5.829%, 7/25/39(6)	774	834,802
Series 2009-62, Class WA, 5.573%, 8/25/39(6)	1,199	1,287,948
Series 2009-82, (Principal Only), Class PO, 0.00%, 10/25/39(2)	1,485	1,289,436
Series 2009-93, (Interest Only), Class SC, 4.589%, (6.15% - 1 mo. USD LIBOR), 11/25/39(4)(5)	6,435	869,524
Series 2010-112, Class DZ, 4.00%, 10/25/40	1,251	1,277,954
Series 2010-135, (Interest Only), Class SD, 4.439%, (6.00% - 1 mo. USD LIBOR), 6/25/39(4)(5)	2,836	200,617
Series 2011-13, (Interest Only), Class AI, 4.50%, 7/25/21(4)	1,140	40,949
Series 2011-49, Class NT, 6.00%, (66.00% - 1 mo. USD LIBOR x 10.00, Cap 6.00%), 6/25/41(5)	474	512,517
Series 2011-59, (Interest Only), Class IW, 6.00%, 7/25/41(4)	2,396	580,456
Series 2011-82, (Interest Only), Class AI, 5.50%, 8/25/26(4)	1,497	71,539
Series 2011-101, (Interest Only), Class IC, 3.50%, 10/25/26(4)	7,008	682,582
Series 2012-5, (Principal Only), Class PO, 0.00%, 12/25/39(2)	1,055	932,848
Series 2012-14, Class MH, 2.00%, 12/25/40	448	442,005

Security	Principal Amount (000’s omitted)	Value
Series 2012-35, Class GE, 3.00%, 5/25/40	$6,080	$6,093,901
Series 2012-61, (Principal Only), Class PO, 0.00%, 8/25/37(2)	4,207	3,649,716
Series 2012-73, (Interest Only), Class MS, 4.489%, (6.05% - 1 mo. USD LIBOR), 5/25/39(4)(5)	3,521	282,722
Series 2012-86, (Interest Only), Class CS, 4.539%, (6.10% - 1 mo. USD LIBOR), 4/25/39(4)(5)	2,890	246,605
Series 2012-94, (Interest Only), Class SL, 5.139%, (6.70% - 1 mo. USD LIBOR), 5/25/38(4)(5)	8,652	1,125,549
Series 2012-103, (Interest Only), Class GS, 4.539%, (6.10% - 1 mo. USD LIBOR), 2/25/40(4)(5)	7,136	606,625
Series 2012-112, (Interest Only), Class SB, 4.589%, (6.15% - 1 mo. USD LIBOR), 9/25/40(4)(5)	7,805	1,110,698
Series 2012-134, Class ZT, 2.00%, 12/25/42	2,994	2,465,780
Series 2012-147, (Interest Only), Class SA, 4.539%, (6.10% - 1 mo. USD LIBOR), 1/25/43(4)(5)	2,969	531,044
Series 2013-52, Class GA, 1.00%, 6/25/43	4,272	4,073,992
Series 2013-52, Class MD, 1.25%, 6/25/43	3,376	3,131,152
Series 2013-67, Class NF, 2.561%, (1 mo. USD LIBOR + 1.00%), 7/25/43(3)	1,856	1,848,978
Series 2013-119, Class PD, 2.50%, 1/25/43	491	485,551
Series 2013-127, (Interest Only), Class BI, 3.50%, 5/25/39(4)	3,771	329,419
Series 2013-127, (Interest Only), Class LI, 3.50%, 5/25/39(4)	3,750	327,550
Series 2014-1, Class HF, 3.068%, (1 mo. USD LIBOR + 1.50%), 6/25/43(3)	2,000	2,023,038
Series 2014-5, Class LB, 2.50%, 7/25/43	1,489	1,467,853
Series 2014-17, (Principal Only), Class PO, 0.00%, 4/25/44(2)	3,416	2,746,960
Series 2014-35, Class CF, 1.911%, (1 mo. USD LIBOR + 0.35%), 6/25/44(3)	24,413	24,431,916
Series 2014-41, (Interest Only), Class SA, 4.489%, (6.05% - 1 mo. USD LIBOR), 7/25/44(4)(5)	4,577	977,307
Series 2014-55, (Interest Only), Class IL, 3.50%, 9/25/44(4)	4,444	743,239
Series 2014-55, (Interest Only), Class IN, 3.50%, 7/25/44(4)	3,933	634,718
Series 2014-89, (Interest Only), Class IO, 3.50%, 1/25/45(4)	6,223	1,163,962
Series 2015-4, Class BF, 1.961%, (1 mo. USD LIBOR + 0.40%), 2/25/45(3)	15,201	15,293,197
Series 2015-22, (Interest Only), Class GI, 3.50%, 4/25/45(4)	3,344	537,711
Series 2015-31, (Interest Only), Class SG, 4.539%, (6.10% - 1 mo. USD LIBOR), 5/25/45(4)(5)	5,002	1,051,506
Series 2015-36, (Interest Only), Class IL, 3.00%, 6/25/45(4)	4,970	772,011
Series 2015-61, (Interest Only), Class QI, 3.50%, 5/25/43(4)	6,127	899,356
Series 2015-74, Class SL, 1.432%, (2.349% - 1 mo. USD LIBOR x 0.587), 10/25/45(5)	1,883	1,126,590
Series 2016-1, (Interest Only), Class SJ, 4.589%, (6.15% - 1 mo. USD LIBOR), 2/25/46(4)(5)	7,225	1,322,072
Series 2016-20, Class ZA, 2.50%, 12/25/41	2,170	1,944,845
Series 2016-22, Class ZE, 3.00%, 6/25/44	3,442	3,070,314
Series 2016-49, Class VF, 2.568%, (1 mo. USD LIBOR + 1.00%), 8/25/46(3)	2,617	2,618,314
Series 2016-55, Class KF, 2.568%, (1 mo. USD LIBOR + 1.00%), 8/25/46(3)	2,607	2,611,396
Series 2016-61, (Interest Only), Class DI, 3.00%, 4/25/46(4)	5,338	690,889
Series 2016-89, Class ZH, 3.00%, 12/25/46	1,148	1,094,063
Series 2017-1, Class LF, 2.568%, (1 mo. USD LIBOR + 1.00%), 2/25/47(3)	212	211,230
Series 2017-13, Class KF, 2.568%, (1 mo. USD LIBOR + 1.00%), 2/25/47(3)	1,462	1,473,942
Series 2017-15, Class LE, 3.00%, 6/25/46	4,682	4,662,198
Series 2017-20, Class KB, 3.00%, 4/25/47	5,366	5,223,426
Series 2017-39, Class JZ, 3.00%, 5/25/47	1,416	1,345,480

Security	Principal Amount (000’s omitted)	Value
Series 2017-49, Class PF, 2.568%, (1 mo. USD LIBOR + 1.00%), 7/25/47(3)	$2,675	$2,657,781
Series 2017-50, Class CZ, 3.00%, 7/25/53	4,781	4,699,229
Series 2017-56, Class KF, 2.568%, (1 mo. USD LIBOR + 1.00%), 7/25/47(3)	7,029	7,080,036
Series 2017-60, Class NF, 2.568%, (1 mo. USD LIBOR + 1.00%), 8/25/47(3)	4,007	4,016,277
Series 2017-66, Class ZJ, 3.00%, 9/25/57	4,087	3,710,326
Series 2017-76, Class Z, 3.00%, 10/25/57	4,734	4,435,260
Series 2017-96, Class Z, 3.00%, 12/25/57	1,868	1,765,972
Series 2017-96, Class FM, 2.568%, (1 mo. USD LIBOR + 1.00%), 12/25/57(3)	4,270	4,238,526
Series 2017-99, Class FY, 2.568%, (1 mo. USD LIBOR + 1.00%), 12/25/47(3)	9,132	9,010,466
Series 2017-105, Class BF, 2.468%, (1 mo. USD LIBOR + 0.90%), 1/25/48(3)	4,237	4,207,623
Series 2017-106, Class HF, 2.568%, (1 mo. USD LIBOR + 1.00%), 1/25/48(3)	5,288	5,251,680
Series 2017-109, Class LF, 2.518%, (1 mo. USD LIBOR + 0.95%), 1/25/48(3)	1,500	1,493,886

		$176,235,749

Government National Mortgage Association:
Series 2009-117, (Principal Only), Class PO, 0.00%, 12/16/39(2)	$2,418	$2,030,850
Series 2010-88, (Principal Only), Class OA, 0.00%, 7/20/40(2)	1,831	1,531,148
Series 2011-48, (Interest Only), Class SD, 5.109%, (6.67% - 1 mo. USD LIBOR), 10/20/36(4)(5)	2,282	121,907
Series 2011-156, Class GA, 2.00%, 12/16/41	1,022	866,025
Series 2012-77, Class MT, 1.95%, (1 mo. USD LIBOR + 0.39%), 5/16/41(3)	1,136	1,103,526
Series 2014-98, (Interest Only), Class IM, 0.606%, 1/20/43(4)(6)	26,666	800,470
Series 2015-24, (Principal Only), Class KO, 0.00%, 6/20/35(2)	2,475	2,190,780
Series 2015-62, Class PQ, 3.00%, 5/20/45	1,703	1,675,097
Series 2015-116, (Interest Only), Class AS, 4.139%, (5.70% - 1 mo. USD LIBOR), 8/20/45(4)(5)	3,042	335,641
Series 2015-144, Class KB, 3.00%, 8/20/44	504	469,165
Series 2015-151, (Interest Only), Class KI, 0.61%, 11/20/42(4)(6)	36,107	832,057
Series 2016-129, Class ZC, 2.00%, 6/20/45	1,941	1,847,424
Series 2017-5, Class ZA, 2.50%, 1/20/47	2,536	2,448,805
Series 2017-82, Class PZ, 2.50%, 4/20/43	216	215,732
Series 2017-95, Class EM, 2.50%, 5/20/40	301	289,503
Series 2017-96, Class ZM, 3.00%, 6/20/47	765	746,724
Series 2017-104, (Interest Only), Class SD, 4.639%, (6.20% - 1 mo. USD LIBOR), 7/20/47(4)(5)	9,158	1,723,015
Series 2017-115, Class ZA, 3.00%, 7/20/47	3,415	3,250,623
Series 2017-121, Class DF, 2.061%, (1 mo. USD LIBOR + 0.50%), 8/20/47(3)	23,625	23,629,227
Series 2017-121, (Interest Only), Class DS, 2.939%, (4.50% - 1 mo. USD LIBOR), 8/20/47(4)(5)	19,220	1,295,254
Series 2017-137, Class AF, 2.061%, (1 mo. USD LIBOR + 0.50%), 9/20/47(3)	11,351	11,279,505
Series 2017-147, Class HF, 2.561%, (1 mo. USD LIBOR + 1.00%), 9/20/47(3)	13,800	13,746,337
Series 2017-176, Class DF, 2.568%, (1 mo. USD LIBOR + 1.00%), 11/20/47(3)	6,836	6,796,395
Series 2017-186, Class WF, 2.568%, (1 mo. USD LIBOR + 1.00%), 11/20/47(3)	8,349	8,323,190

		$87,548,400

Total Collateralized Mortgage Obligations (identified cost $462,767,477)		$454,930,423

Small Business Administration Loans (Interest Only)(7) — 4.2%

Description	Principal Amount (000’s omitted)	Value
1.909%, 7/15/42	$5,630	$486,756
2.159%, 9/15/41 to 8/15/42	8,623	829,719
2.206%, 11/1/32 to 5/16/43(8)	165,682	11,923,628
2.409%, 6/15/42 to 7/15/42	12,930	1,400,414
2.482%, 9/15/41	2,685	285,631
2.659%, 6/15/42 to 7/15/42	8,810	1,044,394
2.886%, 3/21/23 to 12/13/42(8)	64,823	5,639,124
3.154%, 1/21/24 to 7/28/42(8)	34,022	2,839,155
3.459%, 3/10/26 to 3/23/42(8)	1,324	159,424

Small Business Administration Loans (Interest Only) (identified cost $24,737,433)		$24,608,245

Short-Term Investments — 2.9%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.65%(9)	17,023,671	$17,025,373

Total Short-Term Investments (identified cost $17,023,671)		$17,025,373

Total Investments — 101.5% (identified cost $606,169,698)		$598,345,187

Other Assets, Less Liabilities — (1.5)%		$(8,576,924)

Net Assets — 100.0%		$589,768,263

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at January 31, 2018.

(2)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(3)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2018.

(4)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2018.

(6)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2018.

(7)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(8)	The stated interest rate represents the weighted average fixed interest rate at January 31, 2018 of all interest only securities comprising the certificate.

(9)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2018 was $74,921.

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Interest Rate Futures
CME 90-Day Eurodollar	1,201	Long	Dec-18	$293,089,038	$(1,000,788)
CME 90-Day Eurodollar	572	Short	Jun-19	(139,346,350)	965,250
CME 90-Day Eurodollar	1,201	Short	Dec-19	(292,158,263)	1,332,063
U.S. 5-Year Treasury Note	591	Short	Mar-18	(67,794,164)	895,039
U.S. 10-Year Treasury Note	329	Short	Mar-18	(39,999,203)	935,594
U.S. Treasury Long Bond	61	Short	Mar-18	(9,016,563)	(26,688)
U.S. Ultra 10-Year Treasury Note	106	Short	Mar-18	(13,801,531)	(8,281)

					$3,092,189

Abbreviations:

CME	-	Chicago Mercantile Exchange

CMT	-	Constant Maturity Treasury

COF	-	Cost of Funds 11th District

LIBOR	-	London Interbank Offered Rate

Currency Abbreviations:

USD	-	United States Dollar

At January 31, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio utilizes U.S. Treasury futures contracts to enhance total return, to change the overall duration of the portfolio and to hedge against fluctuations in securities prices due to changes in interest rates.

At January 31, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $4,127,946 and $1,035,757, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Mortgage Pass-Throughs	$—	$101,781,146	$—	$101,781,146
Collateralized Mortgage Obligations	—	454,930,423	—	454,930,423
Small Business Administration Loans (Interest Only)	—	24,608,245	—	24,608,245
Short-Term Investments	—	17,025,373	—	17,025,373
Total Investments	$—	$598,345,187	$—	$598,345,187
Futures Contracts	$4,127,946	$—	$—	$4,127,946
Total	$4,127,946	$598,345,187	$—	$602,473,133

Liability Description
Futures Contracts	$(1,035,757)	$—	$—	$(1,035,757)
Total	$(1,035,757)	$—	$—	$(1,035,757)

The Portfolio held no investments or other financial instruments as of October 31, 2017 whose fair value was determined using Level 3 inputs. At January 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Short-Term U.S. Government Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 27, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 27, 2018